Performance Management - Calamos Antetokounmpo Global Sustainable Equities ETF	Nov. 21, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The Fund commenced operations on February 3, 2023, and thus does not yet have annual returns for a full calendar year. Accordingly, performance data is not included. Performance information is available at no cost by visiting www.calamos.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	The Fund commenced operations on February 3, 2023, and thus does not yet have annual returns for a full calendar year.
Performance Availability Website Address [Text]	www.calamos.com